Significant Accounting Policies - Additional Information (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Accounting Policies [Abstract]
Transfers of financial assets	₩ 0	₩ 0
Common stock equivalents outstanding	0	0
Licensing contracts revenue	₩ 20,464,000,000
Licensing contracts revenue percentage	14.00%
Loans and receivables	₩ 106,010,000,000
Financial liabilities at amortised cost	₩ 44,980,000,000